RELATED PARTIES (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,414,164		$ 1,673,245		$ 1,153,314
Post-employment benefits	27,785		30,544		18,876
Termination benefits	30,000		0		0
Share-based payments	451,864		420,529		957,147
Total compensation	1,923,813		2,124,318		$ 2,129,337
Loans provided to or received from key management personnel	0		$ 0
Ledger Holdings Pty Ltd [Member]
Transactions with related parties of Key Management Personnel [Abstract]
Provision of services provided by separate management entity		$ 135,151		$ 120,000		$ 70,000
Monthly retainer	$ 5,833
Notice period for agreement termination	2 months	2 months
Piedmont Lithium, Inc. [Member]
Subsidiaries [Abstract]
Country of incorporation	United States	United States
Equity interest	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Gaston Land Company, LLC [Member]
Subsidiaries [Abstract]
Country of incorporation	United States	United States
Equity interest	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%